Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of right-of-use assets and lease liabilities

Right-of-use assets and lease liabilities, as of December 31, 2025 and 2024, are as follows:

	Financial Statement	December 31,
	Line Items	2025	2024
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	199,064	349,240
Total right-of-use assets		199,064	349,240

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	186,554	171,909
		186,554	171,909

Non-current liabilities
Operating lease	Other payables	-	156,647
		-	156,647

Schedule of lease costs

The components of lease costs are as follows:

	Years ended December 31,
	2025	2024
	US$	US$

Operating lease costs	669,840	644,730
Short-term lease costs	78,114	82,596
Finance lease costs:
Depreciation	-	-
Interest on finance lease liabilities	-	-
Total lease costs	747,954	727,326

Schedule of other information related to leases

Other information related to leases is as follows:

	Years ended December 31,
	2025	2024
	US$	US$

Weighted Average Remaining Lease Term
Operating lease	11	16.5
Weighted Average Discount Rate
Operating lease	8.4%	8.6%

Schedule of cash flows related to leases

Cash flows related to leases are as follows:

	Years ended December 31,
	2025	2024
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	219,800	213,708
Cash flows from financing activities:
Principal payments on finance lease obligation	-	-
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	15,000	388,020

Schedule of future minimum lease payments under non-cancellable operating leases

Future minimum lease payments under non-cancellable operating leases as of December 31, 2025 are as follows:

Operating lease
US$

For the year ending December 31,
2025	193,314
2026	-
193,314
Less: imputed interest	(6,760)
Total lease liabilities	186,554